Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 295,357		$ 808,972
Store sales [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	250,000		750,000
Product sales [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	45,357		58,972
Point in Time [Member] | Store sales [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	250,000		750,000
Point in Time [Member] | Product sales [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	45,357		58,972
Over Time [Member] | SaaS Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue
Over Time [Member] | Maintenance Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue